Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Equity investment in affiliate	[1]	$ 44,106	$ 19,555
Restricted cash		13,858	13,855
Intangible assets		2,471	2,525
Capital assets		2,288	1,579
Other		26,333	29,794
Other assets		$ 89,056	$ 67,308

[1]	On March 14, 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which is anticipated to be up to five years. The Company accounts for its 10.8% (2014 – 10.8%) investment in GCI using the equity method. The investment of $44,106,000 (2014 - $19,555,000) is comprised of the Company’s capital contribution of $40,852,000 (2014 – $21,408,000) and its cumulative equity income on investment of $3,254,000 (2014 – cumulative loss of $1,853,000).